INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
12.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Others	Total
	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2015	56,109	2,684	2,450	61,243
Acquisition of CHS	—	—	3,074	3,074
Disposal of centers	(1,688)	—	—	(1,688)
Amortization expenses	(14,937)	(1,002)	(3,237)	(19,176)
Intangible assets, net at December 31, 2015	39,484	1,682	2,287	43,453
Addition of software	—	—	960	960
Disposal of centers	(6,655)	—	—	(6,655)
Amortization expenses	(9,191)	(424)	(1,145)	(10,760)
Impairment	(9,353)	(457)	—	(9,810)
Intangible assets, net at December 31, 2016	14,285	801	2,102	17,188
Intangible assets, net at December 31, 2016, in US$	$2,057	$115	$304	$2,476

At December 31, 2016
Intangible assets, cost	116,125	15,078	5,860	137,063
Less: accumulated amortization	(92,487)	(13,820)	(3,758)	(110,065)
Less: impairment	(9,353)	(457)	—	(9,810)
Intangible assets, net at December 31, 2016	14,285	801	2,102	17,188

i)
Amortization expenses for intangibles were RMB23,061, RMB19,176 and RMB10,760 (US$1,550) for the years ended December 31, 2014, 2015 and 2016, respectively. Impairment loss on intangible assets was nil, nil and RMB9,810 (US$1,413) for the years end December 31, 2014, 2015 and 2016, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2017	7,526	1,084
2018	4,877	702
2019	3,460	498
2020	1,136	164
2021	1,136	164